DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Discontinued Operations [Table Text Block]
Cash consideration received	$800,000
Net assets disposed:
Cash	5,657
Capital assets	6,964
Mineral rights	800,000
812,621

Loss on sale of discontinued operation	12,621

Schedule of Results of the Discontinued Operation [Table Text Block]
Total discontinued operation	2014	2013	2012
– Statement of comprehensive loss
Expenses [1]
Field camp expenses	-	27,879	108,622
Surveying	-	-	101,190
Geophysics	-	2,708	-
Geochemistry	-	370	37,255
Geology	-	112,033	78,486
Drilling	-	-	400,045
Professional fees	2,072	28,758	48,496
Environmental testing	-	-	10,741
General and administrative	85,951	902,343	1,681,011
Gain on sale of capital assets	-	(42,292)	-
Impairment of mineral properties	-	17,448,198	-
Depreciation	7,312	46,723	56,994
Net loss before discontinuing operation [2]	95,335	18,526,720	2,522,840
Loss on sale of discontinued operation	12,621	-	-

Net loss from discontinued operation	107,956	18,526,720	2,522,840

Schedule of Cash Flows from the Discontinued Operation [Table Text Block]
		For the year	For the year
	For the period	ended	ended
	ended July 15,	December 31,	December 31,
	2014	2013	2012

CASH PROVIDED BY (USED IN)
Operating activities:
Net loss from discontinued operation	$(107,956)	$(18,526,720)	$(2,522,840)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	-	17,448,198	-
Depreciation	7,312	46,723	56,994
Gain on sale of capital assets	-	(42,292)	-
Loss from discontinued operation	12,621	-	-
Stock based compensation - employees	3,196	112,033	374,096
Changes in non-cash working capital balances
Prepaids and advances	2,980	51,317	7,190
Due from related parties	-	-	(93,908)
Accounts payable	(213,461)	5,472	138,460
Cash used in operating activities	(295,308)	(905,269)	(2,040,008)
Financing activities
(Repayment to)/advance from parent	(501,834)	733,167	1,989,070
Cash(used in)/provided by financing activities	(501,834)	733,167	1,989,070
Investing activities
Proceeds from sale of capital assets	-	84,163	-
Proceeds from sale of discontinued operation	800,000	-	-
Cash provided by investing activities	800,000	84,163	-

Net increase/(decrease) in cash	2,858	(87,939)	(50,938)

Cash, beginning of the period	2,799	90,738	141,676
Cash balance included in net assets disposed	(5,657)	-	-
Cash, end of the period	$-	$2,799	$90,738

Schedule of Balance Sheets, Affect of Discontinued Operation [Table Text Block]
ASSETS
	December 31,		December 31,
As at	2013	Adjustments	2013 (restated)

Current
Cash	$30,709	$(2,799)	$27,910
Prepaids and advances (note 3)	65,017	(2,979)	62,038
Total current assets	95,726	(5,778)	89,948

Assets from discontinued operation (note 9)	-	820,534	820,534
Long term deposit (note 4)	10,000	-	10,000
Capital assets (note 6)	122,229	(14,756)	107,473
Mineral properties (note 5)	800,000	(800,000)	-

Total assets	$1,027,955	$-	$1,027,955

LIABILITIES
Current
Accounts payable	$557,330	$(213,461)	$343,869
Accrued liabilities	221,019	-	221,019
Due to related parties (note 7)	327,138	-	327,138
Total current liabilities	1,105,487	(213,461)	892,026

Liabilities from discontinued operation (note 9)	-	213,461	213,461
Common share purchase warrants	-	-	-

Total liabilities	$1,105,487	$-	$1,105,487

SHAREHOLDERS' EQUITY
Common shares amount	6,275	-	6,275
Additional paid-in capital	41,533,256	-	41,533,256
Deficit accumulated during the exploration stage	(41,617,063)	-	(41,617,063)
Total shareholders' deficit	(77,532)	-	(77,532)
Total liabilities and shareholders' deficit	$1,027,955	$-	$1,027,955